Summary of Significant Accounting Policies - Additional Information (Details)		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 02, 2015 Segment	Jan. 31, 2014 USD ($) Customer	Jun. 30, 2015 Segment	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2016 USD ($) Customer Segment	Dec. 31, 2015 USD ($) Customer	Sep. 30, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding shares acquired		100.00%
Allowance for doubtful accounts					$ 100,000	$ 40,000
Sales allowances					11,900,000	3,900,000
Asset Impairment Charges				$ 0	0	0
Number of reporting units | Segment	3		1
Deferred offering costs					$ 0	1,200,000	$ 8,400,000
Number of operating segment | Segment					1
Number of reportable segment | Segment					1
Reimbursed shipping expenses from customers				4,000,000	$ 1,400,000	3,600,000
Shipping and handling costs				8,300,000	20,400,000	12,600,000
Advertising costs				$ 2,500,000	$ 5,600,000	$ 3,900,000
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Amortization of assets useful lives					5 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Amortization of intangible assets with finite useful lives					3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Amortization of intangible assets with finite useful lives					10 years
Revenue
Summary Of Significant Accounting Policies [Line Items]
Number of Customers | Customer				2	2	3
Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Number of Customers | Customer				2	2	2
Predecessor
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding shares acquired		100.00%
Asset Impairment Charges		$ 0
Reimbursed shipping expenses from customers		500,000
Shipping and handling costs		900,000
Advertising costs		$ 200,000
Predecessor | Revenue
Summary Of Significant Accounting Policies [Line Items]
Number of Customers | Customer		2
Predecessor | Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Number of Customers | Customer		2